FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Carrying values of derivatives by type of risk (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	$ 6,252,270	$ 4,961,237
Derivative financial instruments	6,710,364	4,737,454
Forwards
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	4,384,921	1,579,471
Derivative financial instruments	4,536,834	1,718,847
Swaps
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,656,761	3,260,459
Derivative financial instruments	1,940,943	2,925,699
Options
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	210,588	121,307
Derivative financial instruments	232,587	92,908
Carrying Amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	6,252,270	4,961,237
Derivative financial instruments	6,710,364	4,737,454
Carrying Amount | Forwards
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	4,384,921	1,579,471
Derivative financial instruments	4,536,834	1,718,847
Total derivative financial assets (liabilities)	(151,913)	(139,376)
Carrying Amount | Forwards | Foreign exchange contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	4,381,906	1,573,952
Derivative financial instruments	4,526,353	1,711,644
Carrying Amount | Forwards | Equity contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	3,015	5,519
Derivative financial instruments	10,481	7,203
Carrying Amount | Swaps
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,656,761	3,260,459
Derivative financial instruments	1,940,943	2,925,699
Total derivative financial assets (liabilities)	(284,182)	334,760
Carrying Amount | Swaps | Foreign exchange contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,304,337	2,394,832
Derivative financial instruments	1,491,086	1,917,397
Carrying Amount | Swaps | Interest rate contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	352,424	865,627
Derivative financial instruments	449,857	1,008,302
Carrying Amount | Options
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	210,588	121,307
Derivative financial instruments	232,587	92,908
Total derivative financial assets (liabilities)	(21,999)	28,399
Carrying Amount | Options | Foreign exchange contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	210,588	121,307
Derivative financial instruments	$ 232,587	$ 92,908